Taxes on Income (Annual) (Detail) - Components of income tax (expense) benefit (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 56	$ 51
State and local
Foreign					(48)	(32)
Income tax (expense) benefit, current					8	19
Deferred:
Federal
State and local
Income tax (expense) benefit, deferred
Income tax benefit	$ (7)	$ (7)	$ (21)	$ (21)	$ 8	$ 19